Description Of Business And Significant Accounting Policies (FY) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Description Of Business And Significant Accounting Policies [Abstract]
Disaggregation Of Revenue
The following table presents the disaggregated revenue by commodity for the three months and six months ended June 30, 2020 and 2019 (in thousands):

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2020	2019	2020	2019

Crude oil	$558	$1,384	$1,517	$2,549
Saltwater disposal fees	5	6	9	13
Total	$563	$1,390	$1,526	$2,562

The following table presents the disaggregated revenue by commodity for the years ended December 31, 2019 and 2018 (in thousands):

	Year ended December 31,
	2019	2018

Crude oil	$4,884	5,840
Saltwater disposal fees	27	31
Total	$4,911	$5,871

Inventory	At June 30, 2020 and December 31, 2019, inventory consisted of the following :
	June 30, 2020	December 31, 2019
Oil – carried at lower of cost or market	$293	$415
Total inventory	$293	$415

At December 31, 2019 and December 31, 2018, inventory consisted of the following (in thousands):

	December 31,
	2019	2018
Oil – carried at cost	$415	$359
Equipment and materials – carried at market	—	105
Total inventory	$415	$464

Accounts Receivable
The following table sets forth information concerning the Company’s accounts receivable (in thousands):

	June 30, 2020	December 31, 2019
Revenue	$267	$415
Tax	130	65
Joint interest	25	77
Accounts receivable - current	$422	$557

Tax - noncurrent	$—	$65

At December 31, 2019 and 2018, accounts receivable consisted of the following (in thousands):

	December 31,
	2019	2018
Revenue	$415	$396
Tax	65	129
Joint interest	77	8
Accounts receivable - current	$557	$533

Tax - noncurrent	$65	$130

Reconciliations Of The Numerators And Denominators Of Basic And Diluted Earnings Per Share
The following are reconciliations of the numerators and denominators of our basic and diluted earnings per share ():

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2020	2019	2020	2019
Income (numerator):
Net income (loss)	$(554)	$9	$(1,081)	$(87)
Weighted average shares (denominator):
Weighted average shares – basic	10,673,458	10,648,663	10,669,794	10,646,442
Dilution effect of share-based compensation, treasury method	—	—	—	—
Weighted average shares – dilutive	10,673,458	10,648,663	10,669,794	10,646,442
Income (loss) per share:
Basic and fully diluted	$(0.05)	$0.00	$(0.10)	$(0.01)

The following are reconciliations of the numerators and denominators of the Company’s basic and diluted earnings per share
	For the years ended December 31,
	2019	2018
Income (numerator):
Net income (loss) from continuing operations	$(436)	$442
Net income from discontinued operations	—	1,127
Weighted average shares (denominator):
Weighted average shares - basic	10,651,342	10,628,170
Dilution effect of share-based compensation, treasury method	—	—
Weighted average shares - dilutive	10,651,342	10,628,170
Income (loss) per share – Basic and Dilutive:
Continuing operations	$(0.04)	$0.04
Discontinued operations	$—	$0.11